CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Net profit (loss)	$ 476,281	$ (358,527)	$ 704,226
Remeasurements of defined benefit plans
Other comprehensive income before tax gains losses on remeasurements of defined benefit plans	(766)	(2,726)	(20,011)
Other comprehensive income that will not be reclassified to profit or loss before tax	(766)	(2,726)	(20,011)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	259,895	121,470	57,867
Other comprehensive income before tax exchange differences on translation	259,895	121,470	57,867
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	27,762	(72,816)	186,911
Reclassification adjustments on cash flow hedges before tax	(6,747)	(1,634)	(9,577)
Other comprehensive income before tax cash flow hedges	21,015	(74,450)	177,334
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax [Abstract]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	10,911	308	9,968
Other Comprehensive income that will be reclassified to profit or loss before tax	291,821	47,328	245,169
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	207	736	5,403
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax	207	736	5,403
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss before tax
Income tax relating to exchange differences on translation of other comprehensive income	(135,171)	135,171	0
Income tax relating to cash flow hedges of other comprehensive income	(6,075)	19,610	(50,587)
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	(2,450)	(218)	(2,396)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(143,696)	154,563	(52,983)
Other comprehensive income (loss)	147,696	199,901	177,578
Total comprehensive income (loss)	623,847	(158,626)	881,804
Comprehensive Income (loss) attributable to
Comprehensive income (loss), attributable to owners of parent company	624,409	(158,848)	882,057
Comprehensive income (loss), attributable to non-controlling interests	(562)	222	(253)
Total comprehensive income (loss)	$ 623,847	$ (158,626)	$ 881,804